SEI INSTITUTIONAL INTERNATIONAL TRUST

International Fixed Income Fund

Supplement dated October 7, 2011
to the 2011 Class A Shares Prospectus

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Fixed Income Fund.

Change in Sub-Adviser for the International Fixed Income Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the International Fixed Income Fund, the text relating to UBS Global Asset Management (Americas) Inc. is hereby deleted.

In addition, under the heading "International Fixed Income Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to UBS Global Asset Management (Americas) Inc. is hereby deleted.

There are no other changes in the portfolio management of the International Fixed Income Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-741 (10/11)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Fixed Income Fund

Supplement Dated October 7, 2011
to the Statement of Additional Information ("SAI")

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Fixed Income Fund.

Change in Sub-Advisers for the International Fixed Income Fund

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to UBS Global Asset Management (Americas) Inc.'s management of the International Fixed Income Fund are hereby deleted.

In addition, under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to UBS Global Asset Management (Americas) Inc.'s management of the International Fixed Income Fund are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-742 (10/11)